Accrued Occupancy Costs - 10K (Details) - USD ($) $ in Thousands	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022
Payables and Accruals [Abstract]
2025		$ 1,800
2026		220
Long-term accrued occupancy costs	$ 699	$ 2,020	$ 5,311